Investment in Associate (Details) - USD ($)		1 Months Ended	6 Months Ended
	Mar. 10, 2022	Mar. 31, 2022	Jun. 30, 2022
Investment in Associate (Details) [Line Items]
Invested initial amount	$ 700
Additional agreed invest	$ 1,000
Outstanding shares percentage			29.00%
MitoCare X Bio Ltd [Member]
Investment in Associate (Details) [Line Items]
Ownership agreement	50.01%
MitoCareX [Member]
Investment in Associate (Details) [Line Items]
Initial investment amount		$ 700
Equity losses investment			$ 41